Segments (Details 3)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Gross profit	$ 12,022,667	¥ 85,876,711	¥ 65,446,323	¥ 74,251,699
Operating expenses:
Selling expenses	(377,260)	(2,694,728)	(3,526,803)	(6,692,316)
General and administrative expenses		(19,238,109)	(23,252,517)	(65,354,201)
Research and development expenses		(56,960,830)	(174,394,747)	(78,655,572)
Allowance for expected credit losses	(613,014)	(4,378,701)	(2,492,478)	(857,713)
Change in fair value of warrant liabilities			62,543	372,961
Total operating expenses		(83,272,368)	(203,604,002)	(151,186,841)
Income (Loss) from operations	364,606	2,604,343	(138,157,679)	(76,935,142)
Other income (expenses)
Finance income, net	6,212,369	44,374,333	23,250,360	3,363,084
Gain on disposal of subsidiaries	43,591	311,369	5,904,530	(15,278,949)
Other income, net	124,317	887,982	5,010,560	3,124,103
Total other income (expenses), net		(52,777,946)	76,464,094	(8,791,762)
Income (Loss) before income taxes	(7,024,263)	(50,173,603)	(61,693,585)	(85,726,904)
Investment loss	$ (13,769,146)	(98,351,630)	42,298,644
Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Gross profit		38,824,171	22,209,747	8,783,492
Operating expenses:
Selling expenses		(2,019,307)	(2,465,056)	(5,467,408)
General and administrative expenses		(6,550,604)	(8,213,194)	(23,501,382)
Research and development expenses		(12,593,485)	(23,148,863)	(10,899,882)
Allowance for expected credit losses		(1,978,105)	(1,272,420)	(845,392)
Change in fair value of warrant liabilities
Total operating expenses		(23,141,500)	(35,099,533)	(40,714,065)
Income (Loss) from operations		15,682,671	(12,889,786)	(31,930,573)
Other income (expenses)
Finance income, net		1,865,996	2,167,284	2,596,503
Gain on disposal of subsidiaries				(7,174,930)
Other income, net		481,700	1,379,654	555,352
Total other income (expenses), net		2,347,696	3,546,937	(4,023,075)
Income (Loss) before income taxes		18,030,367	(9,342,849)	(35,953,648)
Investment loss
Holographic Technology Service [Member]
Segment Reporting Information [Line Items]
Gross profit		47,052,540	43,236,576	65,468,207
Holographic Technology Service [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Gross profit		47,052,540	43,236,576	65,468,207
Operating expenses:
Selling expenses		(675,421)	(1,061,747)	(1,224,908)
General and administrative expenses		(12,687,505)	(15,039,323)	(41,852,819)
Research and development expenses		(44,367,345)	(151,245,884)	(67,755,690)
Allowance for expected credit losses		(2,400,596)	(1,220,058)	(12,321)
Change in fair value of warrant liabilities			62,543	372,961
Total operating expenses		(60,130,868)	(168,504,469)	(110,472,776)
Income (Loss) from operations		(13,078,328)	(125,267,893)	(45,004,569)
Other income (expenses)
Finance income, net		42,508,337	21,083,076	766,581
Gain on disposal of subsidiaries		311,369	5,904,530	(8,104,019)
Other income, net		406,282	3,630,906	2,568,751
Total other income (expenses), net		(55,125,642)	72,917,157	(4,768,687)
Income (Loss) before income taxes		(68,203,970)	(52,350,736)	¥ (49,773,256)
Investment loss		¥ (98,351,630)	¥ 42,298,644